Note 17 - Leases - Operating Lease Cost, Cash Flow and Noncash Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Operating lease cost, including amounts capitalized	$ 7.4	$ 7.2	$ 8.7
Operating cash flows representing cash paid for amounts included in the measurement of lease liabilities	7.3	7.2	8.5
Right-of-use assets obtained in exchange for lease liabilities	24.6	0.0	71.1
Spire Missouri [Member]
Operating lease cost, including amounts capitalized	0.5	0.4	0.5
Operating cash flows representing cash paid for amounts included in the measurement of lease liabilities	0.5	0.4	0.5
Right-of-use assets obtained in exchange for lease liabilities	1.1	0.0	2.1
Spire Alabama Inc [Member]
Operating lease cost, including amounts capitalized	2.1	2.1	3.5
Operating cash flows representing cash paid for amounts included in the measurement of lease liabilities	2.1	2.1	3.3
Right-of-use assets obtained in exchange for lease liabilities	$ 23.5	$ 0.0	$ 10.0